UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2004
                                                         -------------

                 Check here if Amendment [ ]: Amendment Number: ______________

                        This Amendment (Check only one):

                        |_| is a restatement
                        |_| adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:        Cliffwood Partners LLC
Address:     11726 San Vicente Blvd. #600
             Los Angeles, CA  90049


Form 13F File Number: 028-06233
                      --------------

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

/s/ Carl B. Tash             11726 San Vicente Blvd. #600       August 13, 2004
------------------------     Los Angeles, CA  90049



Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT


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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $ 252,783.10 (thousands)

List of Other Included Managers:           None






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                                                   Form 13F INFORMATION TABLE

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            Column 1       Column 2     Column 3    Column 4             Column 5          Column 6   Column 7       Column 8
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             Name of      Class Title    CUSIP    Value (x$1000)   Shrs or  SH/PRN  Put/  Investment   Other     Voting authority
-------------------------------------                                                                           -------------------
             Issuer                                                prn amt.         Call  discretion  managers   Sole  Shared None
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
Acadia Rlty Tr              COM SH     004239109  $16,357.47      1,190,500   SH              Yes      None      Sole
                            BEN INT
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American Lease Inc.           com      027118108   $1,142.92         60,600   SH              Yes      None      Sole
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BNP Residential PPTYS Inc     com      05564T103   $3,369.10        256,400   SH              Yes      None      Sole
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Boston Properties Inc         com      101121101  $17,087.30        341,200   SH              Yes      None      Sole
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Catellus Dev Corp New         com      149113102  $15,297.77        620,599   SH              Yes      None      Sole
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CB Richard Ellis Group Inc    CLA      12497T101     $370.54         19,400   SH              Yes      None      Sole
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Chelsea PPTY Group Inc        com      163421100   $8,178.59        125,400   SH              Yes      None      Sole
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Entertainment Pptys Tr      COM SH     29380T105   $1,111.51         31,100   SH              Yes      None      Sole
                            BEN INT
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Federal Realty Invt Tr      SH BEN     313747206   $8,471.88        203,700   SH              Yes      None      Sole
                            INT NEW
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First Potomac Rlty Tr         com      33610F109   $6,749.76        352,100   SH              Yes      None      Sole
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Home Properties Inc           com      437306103  $11,050.83        283,500   SH              Yes      None      Sole
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Host Marriott Corp New        com      44107P104  $11,000.40        890,000   SH              Yes      None      Sole
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HRPT PPTYS TR               COM SH     40426W101  $11,445.43      1,143,400   SH              Yes      None      Sole
                            BEN INT
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Intrawest Corporation       COM NEW    460915200  $12,594.12        789,600   SH              Yes      None      Sole
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Manufactured Home Cmntys      com      564682102  $16,814.05        506,600   SH              Yes      None      Sole
Inc
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MI Devs Inc                 CL A SUB   55304X104   $1,368.90         50,700   SH              Yes      None      Sole
                            VTG
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Origen FINL Inc               com      68619E208   $1,535.94        193,200   SH              Yes      None      Sole
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Pan Pacific Retail            com      69806L104   $1,283.21         25,400   SH              Yes      None      Sole
PPTYS Inc
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Post PPTYS Inc                com      737464107   $5,768.79        197,900   SH              Yes      None      Sole
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Regency Ctrs Corp             com      758849103   $1,883.31         43,900   SH              Yes      None      Sole
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Rouse Co                      com      779273101  $26,452.75        556,900   SH              Yes      None      Sole
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Shurgard Storage              com      82567D104  $15,674.34        419,100   SH              Yes      None      Sole
Ctrs Inc
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Simon PPTY Group Inc New      com      828806109  $17,215.42        334,800   SH              Yes      None      Sole
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Starwood Hotels&Resorts     PAIRED     85590A203   $4,287.66         95,600   SH              Yes      None      Sole
Wrld                        CTF
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Stratus PPTYS Inc.          COM NEW    863167201      $16.84          1,300   SH              Yes      None      Sole
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Taubman Ctrs Inc              com      876664103  $12,335.42        538,900   SH              Yes      None      Sole
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United Dominion Realty        com      910197102   $5,603.67        283,300   SH              Yes      None      Sole
Tr In
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Vornado Rlty Tr             SH BEN     929042109  $18,315.18        320,700   SH              Yes      None      Sole
                            INT
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                                                 $252,783.10
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